WARRANTS	9 Months Ended
Sep. 30, 2013
WARRANTS
WARRANTS

NOTE 8: WARRANTS

On March 19, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley and Sean Bradley to purchase up to 464,593, 1,696,155 and 1,491,924, respectively, shares of Company common stock in consideration for the release of an aggregate of $913,168 due to the issuees. The warrants have an issuance date of March 19, 2013, expire on March 19, 2018, have a strike price of $0.25 per share, and vest in 1/3 increments on the annual anniversaries of the issuance. The warrants to purchase up to an aggregate of 3,652,672 shares of common stock were valued at $913,168, which is the same amount as the related party payables forgiven.

On May 10, 2013, the Company’s board of directors approved the issuance of a warrant to a third party to purchase up to 41,872 shares of Company common stock in settlement of accounts payable. The warrant expires on May 7, 2018, has a strike price of $1.22 per share, and was vested upon grant. The warrant was valued at $51,000, which is the same amount as the accounts payable forgiven.

On June 30, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley and Sean Bradley to purchase up to 38,333, 32,500 and 28,333, respectively, shares of Company common stock in consideration for the release of an aggregate of $38,333 due to the issuees. The warrants have an issuance date of June 30, 2013, expire on June 30, 2016, have a strike price of $0.50 per share, and were vested upon grant. The warrants to purchase up to 99,166 an aggregate of shares of common stock were valued at $38,333, which is the same amount as the related party payables forgiven.

In the nine months ended September 30, 2013, pursuant to a private placement (the “Private Placement”), the Company sold 1,092,000 units to a group of accredited investors, with each unit consisting of one share of the Company’s common stock and a three-year warrant to purchase one share of the Company’s common stock.  The warrants included in the units have an exercise price of $0.50 per share. The purchase price of each unit was $0.50. As of September 30, 2013, 1,092,000 shares of the Company’s common stock were issued and warrants to purchase up to a total of 1,092,000 shares of the Company’s common stock were to be issued in connection with the Private Placement. These warrants will not be issued until the final closing of the Private Placement.

On July 29, 2013, the Company’s board of directors approved the issuance of warrants to two entities to purchase up to 250,000, in aggregate, shares of Company common stock as a part of two service contracts. The warrants have an issuance date of July 29, 2013, expire on July 29, 2018, have a strike price of $0.50 - $0.60 per share, and were vested upon grant. The warrants to purchase up to 250,000 an aggregate of shares of common stock were valued at $95,642.

On August 3, 2013, the Company issued a warrant to purchase up to 20,000 shares of Company common stock to the issuer of the $150,000 note detailed in Note 4. The warrant has an issue date of August 3, 2013, expires on August 3, 2018, has a strike price of $0.50, and was vested upon grant. The warrant was valued at $6,930 and recorded as a debt discount to the note.

On September 30, 2013, the Company’s board of directors approved the issuance of warrants to James Crawford, Nathaniel Bradley, Sean Bradley and Ted O’Donnell to purchase up to 95,394, 103,128, 67,033, and 28,360, respectively, shares of Company common stock in consideration for the release of an aggregate of $71,250 due to the issuees. The warrants have an issuance date of September 30, 2013, expire on September 30, 2016, have a strike price of $0.39 per share, and were vested upon grant. The warrants to purchase up to 293,915 an aggregate of shares of common stock were valued at $71,250, which is the same amount as the related party payables forgiven.

Below is a table summarizing the Company’s outstanding warrants as of December 31, 2012 and September 30, 2013:

	Number of	Wtd Avg.	Wtd Avg.	Intrinsic
	Shares	Exercise Price	Remaining Term	Value
Outstanding at December 31, 2012	—	—	—	—

Granted	4,357,625.29		—	—

Outstanding at September 30, 2013	4,357,625.29		4.36	—

The warrants were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include expected term of 3.5 to 5.0 years, expected volatility of 100% to 250%, risk free interest rate of 0.82% to 1.40%, and expected dividend yield of 0%.

For the nine months ending September 30, 2013, the Company has incurred warrants based expense of $286,770.